Summary of Significant Accounting Policies - Additional Information (Detail) ¥ in Thousands, $ in Thousands				12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Jan. 31, 2017 USD ($)	Dec. 31, 2025 CNY (¥) Customer	Dec. 31, 2025 USD ($) Customer	Dec. 31, 2024 CNY (¥) Customer	Dec. 31, 2024 USD ($) Customer	Dec. 31, 2023 CNY (¥)	Dec. 31, 2028 CNY (¥)	Dec. 31, 2027 CNY (¥)	Dec. 31, 2026 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2020	Dec. 31, 2017
Accounting Policies [Line Items]
Convenience translation rate				6.9931								6.9931
Equity method investment realized gain loss	¥ 247	$ 34		¥ 0		¥ 93		¥ 361
Breakage Income				7,899	$ 1,130	7,712		10,924
Increase in deferred revenue				10,076	1,441	12,642		17,096
Deferred revenue recognized				61,049	8,730	61,907		56,514
Impairment loss on contract assets				65,651	9,388	61,856
Remaining performance obligation	574,042			575,653		574,042						$ 82,318
Allocated transaction prices				415,804	59,459
Employee benefit expenses				47,018	$ 6,583	¥ 53,878		¥ 70,230
Assets held at major financial institutions				¥ 481,088								68,795
Foreign currency exchange rate, Appreciation depreciation percentage				4.20%	4.20%	2.80%	2.80%	2.90%
Accrued Liabilities and Other Liabilities	89,498			¥ 80,861		¥ 89,498						$ 11,563
Increase Decrease In Research And Development Expenses				1,771	$ 253	2,821		¥ 663
Net Income (Loss)				(55,300)	(7,916)	(346,626)		(653,689)
Net cash generated from (used in) operating activities				(28,400)	(4,068)	(92,261)		(255,783)
Equity Method Investment, Realized Gain (Loss) on Disposal	247	$ 34		0		93		361
Impairment of Long-Lived Assets to be Disposed of				¥ 0	$ 0	35,127		¥ 0
Interest on long term borrowings				3.10%								3.10%
Japan, Yen
Accounting Policies [Line Items]
Foreign currency exchange rate, Appreciation depreciation percentage				3.10%	3.10%
Subsequent Event [Member]
Accounting Policies [Line Items]
Principal Amount Of Borrowings									¥ 1,500	¥ 200	¥ 200
Government Assistance [Member]
Accounting Policies [Line Items]
Accrued Liabilities and Other Liabilities	¥ 229			¥ 0		229
Contract with Customer Asset [Member]
Accounting Policies [Line Items]
Increase in contract assets						¥ (1,554)	$ 223
EaSuMed Holding Ltd [Member]
Accounting Policies [Line Items]
Equity method investment ownership percentage			20.29%
Payments to acquire equity method investments | $			$ 363
Supplier Concentration Risk [Member]
Accounting Policies [Line Items]
Concentration risk, Percentage				46.00%	46.00%	62.00%	62.00%	65.00%
Geographic Concentration Risk [Member] | Non PRC [Member]
Accounting Policies [Line Items]
Concentration risk, Percentage				100.00%	100.00%
Maximum [Member]
Accounting Policies [Line Items]
Value added tax rate														13.00%
Lease term				5 years								5 years
Minimum [Member]
Accounting Policies [Line Items]
Value added tax rate													6.00%
Lease term				1 year								1 year
Accounts Receivable [Member] | Contract with Customer Asset [Member]
Accounting Policies [Line Items]
Increase in contract assets						¥ 2,241	$ 320
Accounts Receivable [Member] | Customer Concentration Risk [Member]
Accounting Policies [Line Items]
Number of customers | Customer				0	0	0	0
Concentration risk, Percentage				10.00%	10.00%	10.00%	10.00%
Long-aged contract assets [Member] | Contract with Customer Asset [Member]
Accounting Policies [Line Items]
Increase in contract assets						¥ 3,795	$ 543